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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09

Check here if Amendment  [_] ; Amendment Number:

This Amendment (Check only one.):    [_]  is a restatement.
                                     [_]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Riley Investment Management LLC
Address:    11100 Santa Monica Blvd., Suite 800
            Los Angeles, CA  90025

Form 13F File Number:  28-12395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Allison Brogan Petchenick
Title: Authorized Person
Phone:   310 966-1445

Signature, Place, and Date of Signing:

/s/ Allison Brogan Petchenick         Los Angeles, CA          02/12/2010
-------------------------------  -------------------------   -------------
        [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                             ---------------------

Form 13F Information Table Entry Total:      12
                                             -------------------------

Form 13F Information Table Value Total:      36050
                                             -------------------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                                      FORM 13F INFORMATION TABLE

         COLUMN 1            COLUMN 2 COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7            COLUMN 8
         --------            -------- --------   ---------  --------------------  --------  -------   -----------------------------

                             TITLE OF              VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER           VOTING AUTHORITY
      NAME OF ISSUER          CLASS    CUSIP      (X$1000)  PRN AMT    PRN  CALL  DISCRETION MANAGERS   SOLE       SHARED      NONE
                              -----   ---------  ---------  -------    ---  ----  ---------- -------- --------     -------     ----
ALDILA INC
NEW                          COM NEW  014384200       119     34,370   SH            SOLE                34,370            0
                             COM
                             0.0001
DDI CORP.                    NEW      233162502     8,991  1,838,554   SH            SOLE              1,623,524     215,030
INTEGRATED SILICON
SOLUTIONS                    COM      45812P107       339     60,000   SH            SOLE                 60,000           0
ITERIS INC                   COM      46564T107     4,796  3,197,342   SH            SOLE              1,757,773   1,439,569
LECROY
CORP                         COM      52324W109     4,249  1,164,130   SH            SOLE                802,343     361,787
MAGNETEK
INC                          COM      559424106     2,492  1,618,419   SH            SOLE              1,209,053     409,366
REGENT COMMUNICATIONS
INC                          COM      758865109       753  2,895,782   SH            SOLE              2,480,383     415,399
SILICON STORAGE TECH
INC.                         COM      827057100     8,001  3,125,365   SH            SOLE              2,715,489     409,876
MANAGEMENT NETWORK GRUP
INC                          COM      561693102     1,100  2,558,266   SH            SOLE              1,441,935   1,116,331
TRANS WORLD ENTERTAINMENT
CORPCOM                      COM      89336Q100     2,194  1,453,230   SH            SOLE              1,074,849     378,381
                             COM
TRANSWITCH CORP              NEW      894065309        19      9,187   SH            SOLE                  9,187           0
                             COM
                             PAR
ZILOG INC                    $0.01    989524301     2,997    846,472   SH            SOLE                846,472           0

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